Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	U Power Limited
Trading Symbol	UCAR
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	50,000,000
Amendment Flag	false
Entity Central Index Key	0001939780
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41679
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	18/F, Building 3
Entity Address, Address Line Two	Science and Technology Industrial Park
Entity Address, Address Line Three	Yijiang District
Entity Address, City or Town	Wuhu City
Entity Address, Country	CN
Entity Address, Postal Zip Code	241003
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Security Reporting Obligation	15(d)
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6732
Auditor Name	Onestop Assurance PAC
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	2F, Zuoan 88 A
Entity Address, City or Town	Lujiazui
Entity Address, Country	CN
Entity Address, Postal Zip Code	200122
Contact Personnel Name	Bingyi Zhao
City Area Code	+86
Local Phone Number	86-21-68593598
Contact Personnel Email Address	Email: rebecca.zhao@upincar.com